Offerings - Offering: 1	Jan. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	17,647,059
Proposed Maximum Offering Price per Unit	8.5
Maximum Aggregate Offering Price	$ 150,000,001.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to this prospectus supplement is being paid herewith in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form
F-3ASR
(Registration
No. 333-279227).
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.